ACQUISITIONS AND INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACQUISITION
ACQUISITIONS AND INTANGIBLES

7. ACQUISITION

Effective on April 30, 2021 (the “Closing Date”), Assure Networks Texas Holdings II, LLC, a Colorado limited liability company and wholly-owned subsidiary of Assure Holdings (the “Purchaser”), entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Sentry Neuromonitoring, LLC (the “Seller”), and certain owners (collectively “Principals”).

Under the terms of the Purchase Agreement, Assure Texas Holdings agreed to purchase certain assets (“Acquired Assets”) related to the Seller’s interoperative neuromonitoring business (the “Business”) and assumed certain liabilities of the Seller.  The Acquired Assets included, among other items, all assets used in the Business, certain tangible personal property, inventory, Seller’s records related to the Business, deposits and prepaid expenses, certain contracts related to the Business, licenses, intellectual property, goodwill and accounts receivables. The purchase qualified as a business combination for accounting purposes.

The purchase price for the assets consisted of cash and stock, payable as follows:

Cash Payment

Cash consideration of $1,125,000 in installment payments, payable (a) $153,125 at closing, (b) $153,125 within 30 days of Closing Date and (c) $818,750, together with interest at the applicable federal rate, shall be paid in cash in thirty-six equal monthly installments, with the first installment being due on or before the first business day of the first month following the sixtieth day from the Closing Date and the remaining installments being due on the first business day of each month thereafter.

Stock Payment

The Company issued 237,226 shares of common stock issued to the Seller or the Principals, as elected by Seller, with a value of $1,625,000, determined on the Closing Date, as quoted on the TSX Venture Exchange, on or about the Closing Date and 94,891 shares of common stock were placed in escrow with a value of $650,000 and are being held by the Escrow Agent pursuant to terms set forth in an escrow agreement to be mutually agreed to by Purchaser and Seller.  The common stock is subject to regulatory restrictions and requirements and a 12 month lock up from the date of delivery, in addition to any additional lock up period imposed on the common stock under applicable law and/or regulation,

Reimbursements

Reimbursement to Seller for operational capital injected by Seller or its Principals since December 31, 2020, for verifiable and reasonable expenses, consistent with past business practices up to a cap of $50 thousand.

Receivable Bonus

Purchaser agreed to pay Seller or the Principals, as elected by Seller, a bonus in an amount equal to $250,000 (“Receivable Bonus”) upon collecting $3,000,001 in accounts receivable acquired by Purchaser for accounts receivable that was generated by Seller prior to the Closing.  The Receivable Bonus, if earned, will be paid to Seller or the Principals, as elected by Seller, in three payments: (i) the first payment being in the amount of $100 thousand, payable on the thirtieth (30th) day following the date the Receivable Bonus is earned, (ii) the second payment being in the amount of $100 thousand, payable on the sixtieth (60th) day following the date the Receivable Bonus is earned, and (iii) the third payment in the amount of $50 thousand, payable on the ninetieth (90th) day following the date the Receivable Bonus is earned.

Founders’ Bonus

The Registrant agreed to pay a $50 thousand bonus (“Founders’ Bonus”) payment to certain owners in installments: (i) $25 thousand at Closing and (ii) $25 thousand within twelve (12) months of Closing. The Founders’ Bonus is additional consideration, which is independent, separate and apart from other consideration to be paid by Purchaser.

Under the Purchase Agreement, Purchaser agreed to enter into employment agreements with certain key personnel of Seller, as determined by Purchaser. The employment agreements, in standard form of employment agreement of Purchaser, include: (i) a minimum annual base salary of $175 thousand with full benefits and (ii) up to $50 thousand in annual variable compensation bonus to be memorialized in a mutually agreeable form of agreement that details the scope of services and compensation.

The initial accounting for the acquisition of Sentry is incomplete as we, with the support of our valuation specialist, are in the process of finalizing the fair market value calculations of the acquired net assets. In addition, the Company is in the process of reviewing the applicable future cash flows used in determining the purchase accounting. As a result, the amounts recorded in the consolidated financial statements related to the Sentry acquisition are preliminary and the measurement period remains open. The following table summarizes the preliminary allocation of the total consideration to the assets acquired and liabilities assumed as of the date of the acquisition (in thousands):

Purchase price consideration:
Cash	$1,125
Common stock, at fair value	2,275
Total consideration	$3,400

Assets acquired:
Cash	$51
Accounts receivable	2,000
Right of use assets	131
Total assets acquired	2,182

Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373

Preliminary Goodwill	$1,591

7. ACQUISITIONS AND INTANGIBLES

Littleton Professional Reading

During May 2019, the Company purchased the net assets of Littleton Professional Reading for $700 thousand. Of this amount, $234 thousand and $466 thousand was paid during the years ended December 31, 2020 and 2019, respectively. Prior to the acquisition, the Company had a 15% ownership in Littleton Professional Reading, which was accounted for as a PE under the equity method of accounting.

Velocity

On September 1, 2019, the Company formed a joint venture, Velocity Revenue Cycle, LLC (“Velocity”), with its third party billing company to bill and collect all the Company’s historical and future cases. The joint venture was established to provide greater control and transparency over the billing and collection process. The Company initially owned 65% of Velocity.

During December 2020, the Company reached an agreement with Clever Claims, LLC (“Clever”) to acquire Clever’s 35% stake (the “Clever Stake”) in Velocity. Pursuant to the terms of the agreement and effective on December 31, 2020, Clever assigned the Clever Stake, in exchange for nominal consideration, to Assure Billing, LLC, which is a wholly-owned subsidiary of the Company. As a result, the Company began to consolidate 100% of Velocity during December 2020.

Neuro-Pro Monitoring

On October 31, 2019, the Company entered into a purchase agreement with Neuro-Pro Monitoring and its related entities (the “Sellers”) to acquire their neuromonitoring operations in Texas. The purchase price was $7 million and was funded via promissory notes of $6 million (“$6 Million Note”) and $1 million (“$1 Million Note”) maturing November 29, 2019 and November 1, 2020, respectively, with the Sellers. Both promissory notes bore interest at the IRS Applicable Federal Rate.

Effective November 27, 2019, the $6 Million Note was amended to extend the maturity date to January 15, 2020. As compensation for this amendment, the Company issued an additional promissory note for $700 thousand to the Sellers (the “Additional Promissory Note”) that matured on December 1, 2020. The additional promissory note bore interest at the IRS Applicable Federal Rate.

Effective January 13, 2020, the $6 Million Note was amended to extend the maturity date to January 31, 2020. The maturity date was subsequently amended to February 10, 2020 and then again to the February 14, 2020.

As compensation for these amendments, the Company agreed to issue 500,000 restricted common shares to the Sellers. The Company recorded a liability as of December 31, 2019 for the fair value of the restricted common shares of $540 thousand. The common shares had not been issued as of December 31, 2020.

Effective February 14, 2020, the Company paid the Sellers $530 thousand. The $6 Million Note, $1 Million Note and the additional promissory note were cancelled and replaced with a new $7.2 million (the “Replacement Note”). The Replacement Note bore interest at the IRS Applicable Federal Rate and required monthly principal payments at varying amounts. The Replacement Note was amended March 31, 2020 to modify certain principal payment terms. The Company paid the Sellers $100 thousand for this amendment. The principal payment terms of the Replacement Note were as follows:

●	$500 thousand due March 31, 2020;
●	$328 thousand due each month from April 2020 to April 2021;
●	$800 thousand due May 15, 2020; and
●	$1.7 million due May 31, 2021.

The Company settled the Replacement Note as of December 31, 2020 and recorded a $188 thousand gain on settlement.

Based on an evaluation of the provisions of ASC 805, “Business Combinations,” the Company was determined to be the accounting acquirer in the business combinations. The Company has applied the acquisition method of accounting that requires, among other things, that identifiable assets acquired and liabilities assumed generally be recognized on the balance sheet at fair value as of the acquisition date. In determining the fair value, the Company utilized various forms of the income, cost and market approaches depending on the asset or liability being fair valued. The estimation of fair value required significant judgment related to future net cash flows (including revenue, operating expenses, and working capital), discount rates reflecting the risk inherent in each cash flow stream, competitive trends, market comparables and other factors. Inputs were generally determined by taking into account historical data (supplemented by current and anticipated market conditions) and growth rates.

The table below presents the fair value that was allocated to assets and liabilities based upon fair values as determined by the Company (stated in thousands).

Purchase price consideration:
Promissory notes, at fair value	$7,151
Common shares liability, at fair value	540
Total consideration	$7,691

Assets acquired:
Equipment	$172
Intangibles	4,662
Total assets acquired	4,834
Goodwill	2,857
Total	$7,691

Identified intangible assets consisted of the following (stated in thousands):

	December 31,
	2020	2019
Finite-lived intangible assets
Doctor agreements	$4,509	$4,509
Non compete agreements	36	36
Total finite-lived intangible assets	4,545	4,545
Less accumulated amortization	(547)	(75)
Finite-lived intangible assets, net	3,998	4,470
Indefinite-lived intangible assets
Tradenames	117	117
Total intangible assets	$4,115	$4,587

Amortization expense was $472 thousand and $75 thousand for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the estimated future amortization expense of finite-lived intangible assets was as follows (stated in thousands):

2021	$466
2022	451
2023	451
2024	451
2025	451
Thereafter	1,728
$3,998